CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash and cash equivalents	$ 322,599,616	$ 277,660,847
Cash-segregated for regulatory purpose	1,617,154,185	1,678,067,682
Term deposits	896,683	945,533
Receivables from customers (net of allowance of US$696,508 and US$991,286 as of December 31, 2022 and 2023)	753,361,199	644,691,190
Receivables from brokers, dealers, and clearing organizations (net of allowance of nil as of December 31, 2022 and 2023)	541,876,929	956,945,581
Financial instruments held, at fair value	428,159,554	162,535,184
Prepaid expenses and other current assets	17,936,180	12,963,375
Total current assets	3,689,972,102	3,738,578,867
Long-term deposits	4,225,412
Right-of-use assets	9,067,885	13,960,092
Property, equipment and intangible assets, net	16,429,543	16,504,065
Goodwill	2,492,668	2,492,668
Long-term investments	7,586,483	7,928,499
Other non-current assets	5,282,012	4,773,925
Deferred tax assets	10,990,998	13,122,272
Total assets	3,746,047,103	3,797,360,388
Liabilities:
Payables to customers	2,913,306,558	2,996,405,447
Payables to brokers, dealers and clearing organizations	114,771,931	138,620,746
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$11,128,854 and US$10,223,751 as of December 31, 2022 and 2023, respectively)	42,381,946	37,777,749
Deferred income - current	819,809	1,800,298
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to the Group of US$1,166,763 and US$734,591 as of December 31,2022 and 2023, respectively)	4,133,883	5,490,079
Total current liabilities	3,085,562,269	3,180,556,023
Convertible bonds	156,887,691	154,337,483
Deferred income – non-current		388,423
Lease liabilities - non-current (including lease liabilities - non-current of the consolidated VIEs without recourse to the Group of US640,253 and US$72,985 as of December 31, 2022 and 2023, respectively)	4,777,134	8,390,077
Deferred tax liabilities( (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of US$274 and US$1,653 as of December 31, 2022 and 2023, respectively)	3,397,831	2,059,748
Total liabilities	3,250,624,925	3,345,731,754
Commitments and Contingencies (Note19)
Mezzanine equity
Subscriptions receivable from redeemable non-controlling interests		(43,496)
Redeemable non-controlling interests	6,706,660	4,685,238
Total Mezzanine equity	6,706,660	4,641,742
Shareholders’ equity:
Additional paid-in capital	505,448,080	495,705,684
Statutory reserve	8,511,039	6,171,627
Accumulated deficit	(19,600,434)	(50,366,734)
Treasury stock (10,429,305 shares as of December 31, 2022 and 2023)	(2,172,819)	(2,172,819)
Accumulated other comprehensive loss	(3,232,993)	(2,231,411)
Total UP Fintech shareholders' equity	488,976,377	447,129,536
Non-controlling interests	(260,859)	(142,644)
Total equity	488,715,518	446,986,892
Total liabilities, mezzanine equity and equity	3,746,047,103	3,797,360,388
Related party
Assets:
Amounts due from related parties	7,987,756	4,769,475
Liabilities:
Amount due to related parties	10,148,142	461,704
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	22,528	22,213
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	$ 976	$ 976